UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7920

Western Asset High Income Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY			10041
(Address of principal executive offices)			(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place, 4th Floor Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 451-2010

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / MARCH 31, 2008

Western Asset High
Income Opportunity
Fund Inc.

(HIO)

Managed by  WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s primary investment objective is to seek high current income. Capital appreciation is a secondary objective.

What’s inside

Letter from the chairman	I

Fund at a glance	1

Schedule of investments	2

Statement of assets and liabilities	17

Statement of operations	18

Statements of changes in net assets	19

Financial highlights	20

Notes to financial statements	21

Board approval of management and subadvisory agreements	26

Additional shareholder information	31

Dividend reinvestment plan	32

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Company Limited are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

Dear Shareholder,

The U.S. economy weakened significantly during the six-month reporting period ended March 31, 2008. Third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.9%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was 0.6%. The U.S. Commerce Department then reported that its advance estimate for first quarter 2008 GDP growth was also a tepid 0.6%. While it was once debated whether or not the U.S. would fall into a recession, it is now generally assumed that a recession is likely, and that it may have already begun. Even areas of the economy that had once been fairly resilient have begun to falter, including the job market. The U.S. Department of Labor reported that payroll employment declined in each of the first three months of 2008—the longest consecutive monthly decline since early 2003.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions during the reporting period. At its meeting in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed again lowered rates on five more occasions through the end of March 2008. Over this time, the federal funds rate fell to 2.25%. The Fed then reduced rates again on April 30, 2008, after the reporting period ended, to 2.00%. In its statement accompanying the April rate cut, the Fed stated: “Recent information indicates that economic activity remains weak. Household and business spending has been subdued and labor markets have softened further. Financial markets remain under considerable stress, and tight credit conditions and the deepening housing contraction are likely to weigh on economic growth over the next few quarters.”

In addition to lowering short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing brokerage firms to borrow

Western Asset High Income Opportunity Fund Inc.	I

Letter from the chairman continued

directly from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. This was due, in part, to mixed economic and inflation data, the fallout from the subprime mortgage market crisis and shifting expectations regarding the Fed’s monetary policy. Within the bond market, investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered several “flights to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower).

Overall, during the six months ended March 31, 2008, two-year Treasury yields fell from 3.97% to 1.62%. Over the same time frame, 10-year Treasury yields fell from 4.59% to 3.45%. Short-term yields fell sharply in concert with the Fed’s rate cuts while longer-term yields fell less dramatically due to inflationary concerns, resulting in a steepening of the U.S. yield curveiv during the reporting period. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexv, returned 5.23%.

Increased investor risk aversion in November 2007 and again in the first quarter of 2008 caused the high-yield bond market to produce weak results over the six-month period ended March 31, 2008. During that period, the Citigroup High Yield Market Indexvi returned -4.20%. While high-yield bond prices rallied several times during the period, several flights to quality dragged down the sector, although default rates continued to be low.

Despite increased investor risk aversion, emerging markets debt generated positive results, as the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vii returned 3.29% over the six months ended March 31, 2008. Overall solid demand, an expanding global economy, increased domestic spending and the Fed’s numerous rate cuts supported the emerging market debt asset class.

II	Western Asset High Income Opportunity Fund Inc.

Performance review

For the six months ended March 31, 2008, Western Asset High Income Opportunity Fund Inc. returned -5.67% based on its net asset value (“NAV”)viii and -8.35% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Indexix, and its former unmanaged benchmark, the Citigroup High Yield Market Index, returned -4.01% and -4.20%, respectively, for the same period. The Lipper High Current Yield Closed-End Funds Category Averagex returned -10.99% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the Fund made distributions to common shareholders totaling $0.28 per share, which may have included a return of capital. The performance table shows the Fund’s six-month total return based on its NAV and market price as of March 31, 2008. Past performance is no guarantee of future results.

PERFORMANCE SNAPSHOT as of March 31, 2008 (unaudited)

PRICE PER SHARE	6-MONTH TOTAL RETURN
$6.33 (NAV)	-5.67%
$5.66 (Market Price)	-8.35%

All figures represent past performance and are not a guarantee of future results.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Information about your fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Looking for additional information?

The Fund is traded under the symbol “HIO” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XHIOX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites, as well as www.leggmason.com/individualinvestors.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Western Asset High Income Opportunity Fund Inc.	III

Letter from the chairman continued

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

April 30, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund invests in high-yield debt securities, which are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issuers. Fixed-income investments are subject to interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. In addition, the Fund may invest in foreign securities, which are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions, which could result in significant fluctuations.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Fed) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

[v]

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

vii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

viii

NAV is calculated by subtracting total liabilities and outstanding preferred stock (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at the Fund’s market price as determined by supply of and demand for the Fund’s shares.

ix

The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

[x]

Lipper, a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 5 funds in the Fund’s Lipper category.

IV	Western Asset High Income Opportunity Fund Inc.

Fund at a glance

INVESTMENT BREAKDOWN (%) As a percent of total investments — March 31, 2008

Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report	1

Schedule of investments (unaudited)

March 31, 2008

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES — 91.4%
	Aerospace & Defense — 1.7%
	DRS Technologies Inc., Senior Subordinated Notes:
$850,000	6.625% due 2/1/16	$835,123
1,405,000	7.625% due 2/1/18	1,412,025
4,235,000	Hawker Beechcraft Acquisition Co., 8.875% due 4/1/15(a)	4,351,462
1,460,000	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	1,405,250
	Total Aerospace & Defense	8,003,860
	Airlines — 2.5%
	Continental Airlines Inc., Pass-Through Certificates:
297,069	8.312% due 4/2/11	277,760
930,000	7.339% due 4/19/14	827,700
3,950,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(b)	3,910,500
1,089,547	Delta Air Lines Inc., 8.954% due 8/10/14(b)	1,013,278
	United Airlines Inc., Pass-Through Certificates:
1,045,000	6.831% due 9/1/08	1,167,787
2,268,135	7.811% due 10/1/09	2,625,843
962,968	8.030% due 7/1/11	1,088,154
460,000	6.932% due 9/1/11	549,700
	Total Airlines	11,460,722
	Auto Components — 1.8%
	Allison Transmission Inc.:
970,000	11.000% due 11/1/15(b)	848,750
1,720,000	Senior Notes, 11.250% due 11/1/15(a)(b)	1,453,400
1,820,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	1,028,300
6,190,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	5,091,275
	Total Auto Components	8,421,725
	Automobiles — 1.6%
505,000	Ford Motor Co., Debentures, 8.900% due 1/15/32	381,275
	General Motors Corp.:
1,330,000	Notes, 7.200% due 1/15/11	1,113,875
	Senior Debentures:
1,350,000	8.250% due 7/15/23	951,750
5,040,000	8.375% due 7/15/33	3,578,400
2,125,000	Senior Notes, 7.125% due 7/15/13	1,641,562
	Total Automobiles	7,666,862
	Building Products — 1.7%
	Associated Materials Inc.:
5,640,000	Senior Discount Notes, step bond to yield 12.271% due 3/1/14	3,877,500
945,000	Senior Subordinated Notes, 9.750% due 4/15/12	921,375

See Notes to Financial Statements.

2	Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FACE AMOUNT	SECURITY	VALUE
	Building Products — 1.7% continued
$1,390,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	$1,035,550
3,890,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.354% due 3/1/14	1,906,100
	Total Building Products	7,740,525
	Chemicals — 1.5%
	Georgia Gulf Corp., Senior Notes:
1,895,000	9.500% due 10/15/14	1,473,363
850,000	10.750% due 10/15/16	561,000
800,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	852,000
1,440,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	1,551,600
2,870,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27(b)	1,922,900
494,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	434,720
	Total Chemicals	6,795,583
	Commercial Banks — 0.4%
500,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14(b)	495,550
	TuranAlem Finance BV, Bonds:
1,530,000	8.250% due 1/22/37(b)	1,203,804
470,000	8.250% due 1/22/37(b)	372,146
	Total Commercial Banks	2,071,500
	Commercial Services & Supplies — 2.7%
3,155,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	2,729,075
855,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15(b)	688,275
4,100,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	4,192,250
2,150,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	2,257,500
2,495,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	2,095,800
1,110,000	US Investigations Services Inc., 11.750% due 5/1/16(b)	832,500
	Total Commercial Services & Supplies	12,795,400
	Communications Equipment — 0.5%
3,140,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	2,260,800
	Consumer Finance — 4.0%
1,655,000	AmeriCredit Corp., 8.500% due 7/1/15	1,216,425
	Ford Motor Credit Co.:
	Notes:
925,000	7.875% due 6/15/10	806,928
2,535,000	8.708% due 4/15/12(c)	2,382,601
1,140,000	7.000% due 10/1/13	890,168

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report	3

Schedule of investments (unaudited) continued

March 31, 2008

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FACE AMOUNT	SECURITY	VALUE
	Consumer Finance — 4.0% continued
	Senior Notes:
$1,037,000	8.050% due 6/15/11(c)	$823,715
2,245,000	9.875% due 8/10/11	2,003,346
1,190,000	7.127% due 1/13/12(c)	881,008
1,140,000	8.000% due 12/15/16	893,681
	General Motors Acceptance Corp.:
7,480,000	Bonds, 8.000% due 11/1/31	5,372,278
4,660,000	Notes, 6.875% due 8/28/12	3,544,396
	Total Consumer Finance	18,814,546
	Containers & Packaging — 0.8%
2,075,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	2,002,375
955,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15(b)	873,825
725,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10(d)(e)	9,063
810,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16(b)	842,400
	Total Containers & Packaging	3,727,663
	Diversified Consumer Services — 0.6%
	Education Management LLC/Education Management Finance Corp.:
1,175,000	Senior Notes, 8.750% due 6/1/14	998,750
950,000	Senior Subordinated Notes, 10.250% due 6/1/16	760,000
1,225,000	Service Corp. International, Debentures, 7.875% due 2/1/13	1,243,375
	Total Diversified Consumer Services	3,002,125
	Diversified Financial Services — 3.2%
1,085,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15(b)	797,475
1,250,000	CCM Merger Inc., Notes, 8.000% due 8/1/13(b)	1,056,250
2,400,000	Elyria Foundry Co./EH Acquisition Inc., 13.000% due 3/1/13(b)	2,328,000
	Leucadia National Corp., Senior Notes:
1,220,000	8.125% due 9/15/15	1,232,200
450,000	7.125% due 3/15/17	428,625
820,000	LVB Acquisition Merger, 11.625% due 10/15/17(b)	824,100
500,000	LVB Acquisition Merger Subordinated Inc., 10.375% due 10/15/17(a)(b)	521,250
	Residential Capital LLC:
1,115,000	6.908% due 4/17/09(b)(c)	418,125
710,000	8.875% due 6/30/15	347,900
1,990,000	Notes, 8.375% due 6/30/10	1,009,925
2,385,000	Senior Notes, 8.000% due 2/22/11	1,180,575
	TNK-BP Finance SA:
1,525,000	7.875% due 3/13/18(b)	1,418,250
744,000	Senior Notes, 7.875% due 3/13/18(b)	690,990

See Notes to Financial Statements.

4	Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FACE AMOUNT	SECURITY	VALUE
	Diversified Financial Services — 3.2% continued
$2,820,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 12.741% due 10/1/15	$2,171,400
765,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	740,137
	Total Diversified Financial Services	15,165,202
	Diversified Telecommunication Services — 6.1%
385,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	309,925
	Citizens Communications Co.:
160,000	7.050% due 10/1/46	110,400
2,185,000	Senior Notes, 7.875% due 1/15/27	1,884,562
330,000	FairPoint Communications Inc., 13.125% due 4/1/18(b)	318,450
1,555,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10(d)(e)(f)	0
	Hawaiian Telcom Communications Inc.:
130,000	Senior Notes, 9.750% due 5/1/13	70,850
980,000	Senior Subordinated Notes, 12.500% due 5/1/15	357,700
3,745,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	3,815,219
720,000	Intelsat Corp., Senior Notes, 9.000% due 8/15/14	729,000
	Level 3 Financing Inc.:
420,000	6.704% due 2/15/15(c)	296,100
3,390,000	Senior Notes, 9.250% due 11/1/14	2,788,275
2,200,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16(b)	2,145,000
	Qwest Communications International Inc.:
500,000	7.250% due 2/15/11	482,500
	Senior Notes:
250,000	6.565% due 2/15/09(c)	248,750
1,440,000	7.500% due 2/15/14	1,360,800
4,245,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13(b)	2,992,725
3,607,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	3,246,300
3,950,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15(b)	4,048,750
3,360,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	3,318,000
	Total Diversified Telecommunication Services	28,523,306
	Electric Utilities — 1.7%
2,350,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	2,579,125
3,720,000	Texas Competitive Electric Holding Co. LLC, 10.500% due 11/1/16(a)(b)	3,664,200
2,335,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17(b)	1,611,150
	Total Electric Utilities	7,854,475
	Electronic Equipment & Instruments — 0.3%
	NXP BV/NXP Funding LLC:
575,000	Senior Notes, 9.500% due 10/15/15	474,375

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

March 31, 2008

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FACE AMOUNT	SECURITY	VALUE
	Electronic Equipment & Instruments — 0.3% continued
	Senior Secured Notes:
$520,000	7.008% due 10/15/13(c)	$430,950
760,000	7.875% due 10/15/14	699,200
	Total Electronic Equipment & Instruments	1,604,525
	Energy Equipment & Services — 2.4%
2,305,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	3,097,959
1,900,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	1,833,500
1,810,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14(b)	1,814,525
625,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	653,125
60,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	65,856
3,270,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	3,730,056
	Total Energy Equipment & Services	11,195,021
	Food & Staples Retailing — 0.4%
1,506,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	1,817,355
	Food Products — 0.4%
	Dole Food Co. Inc., Senior Notes:
2,025,000	7.250% due 6/15/10	1,569,375
575,000	8.875% due 3/15/11	468,625
	Total Food Products	2,038,000
	Gas Utilities — 0.6%
2,890,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	2,832,200
	Health Care Equipment & Supplies — 0.2%
1,270,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	1,098,550
	Health Care Providers & Services — 5.4%
400,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	403,500
1,640,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	1,607,200
	HCA Inc.:
3,920,000	Debentures, 7.500% due 11/15/95	2,850,636
	Notes:
1,150,000	6.375% due 1/15/15	978,937
970,000	7.690% due 6/15/25	773,620
40,000	Senior Notes, 6.250% due 2/15/13	35,000
	Senior Secured Notes:
1,640,000	9.250% due 11/15/16	1,705,600
2,885,000	9.625% due 11/15/16(a)	3,000,400
2,675,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	2,675,000

See Notes to Financial Statements.

6	Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FACE AMOUNT	SECURITY	VALUE
	Health Care Providers & Services — 5.4% continued
	Tenet Healthcare Corp., Senior Notes:
$2,310,000	6.375% due 12/1/11	$2,096,325
90,000	6.500% due 6/1/12	79,875
4,250,000	7.375% due 2/1/13	3,814,375
	Universal Hospital Services Inc.:
530,000	8.288% due 6/1/15(c)	474,350
1,990,000	8.500% due 6/1/15(a)	1,999,950
3,550,797	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12(a)(c)	2,751,868
	Total Health Care Providers & Services	25,246,636
	Hotels, Restaurants & Leisure — 3.8%
2,345,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14(d)	82,075
1,450,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	1,297,750
618,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	571,650
800,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15(b)	636,000
1,095,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	1,062,150
445,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15(b)	315,950
1,120,000	Harrah’s Operating Co., Inc., 10.750% due 2/1/16(b)	949,200
1,540,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14(d)	288,750
1,410,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12(b)	1,233,750
2,515,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	2,452,125
700,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	649,250
	MGM MIRAGE Inc.:
1,130,000	Notes, 6.750% due 9/1/12	1,053,725
	Senior Notes:
360,000	7.500% due 6/1/16	325,800
955,000	7.625% due 1/15/17	873,825
225,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	182,250
2,135,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14(b)	2,263,100
1,155,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	964,425
	Snoqualmie Entertainment Authority, Senior Secured Notes:
545,000	6.936% due 2/1/14(b)(c)	446,900
430,000	9.125% due 2/1/15(b)	369,800
	Station Casinos Inc.:
	Senior Notes:
80,000	6.000% due 4/1/12	66,000
1,865,000	7.750% due 8/15/16	1,510,650

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

March 31, 2008

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FACE AMOUNT	SECURITY	VALUE
	Hotels, Restaurants & Leisure — 3.8% continued
	Senior Subordinated Notes:
$135,000	6.875% due 3/1/16	$79,312
165,000	6.625% due 3/15/18	92,400
	Total Hotels, Restaurants & Leisure	17,766,837
	Household Durables — 1.8%
200,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	199,500
1,140,000	D.R. Horton Inc., Senior Notes, 8.000% due 2/1/09	1,125,750
1,950,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	1,716,000
	K Hovnanian Enterprises Inc.:
680,000	6.500% due 1/15/14	462,400
1,470,000	Senior Notes, 7.500% due 5/15/16	1,029,000
1,790,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,812,375
2,210,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.128% due 9/1/12	1,944,800
	Total Household Durables	8,289,825
	Household Products — 0.3%
1,235,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	1,160,900
	Independent Power Producers & Energy Traders — 8.7%
948,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	895,360
	AES Corp.:
3,585,000	8.000% due 10/15/17	3,647,737
1,855,000	Senior Notes, 9.500% due 6/1/09	1,923,635
	Dynegy Holdings Inc.:
2,090,000	Senior Debentures, 7.625% due 10/15/26	1,781,725
1,890,000	Senior Notes, 7.750% due 6/1/19	1,776,600
320,000	Dynegy Inc., 7.670% due 11/8/16	320,602
	Edison Mission Energy, Senior Notes:
1,670,000	7.750% due 6/15/16	1,728,450
1,150,000	7.200% due 5/15/19	1,141,375
1,785,000	7.625% due 5/15/27	1,686,825
15,370,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17(a)(b)	15,293,150
	Mirant Mid Atlantic LLC, Pass-Through Certificates:
500,936	9.125% due 6/30/17	554,160
964,551	10.060% due 12/30/28	1,109,234
1,600,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,624,000
	NRG Energy Inc., Senior Notes:
500,000	7.250% due 2/1/14	495,000
6,120,000	7.375% due 2/1/16	6,012,900
165,000	7.375% due 1/15/17	160,875

See Notes to Financial Statements.

8	Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FACE AMOUNT	SECURITY	VALUE
	Independent Power Producers & Energy Traders — 8.7% continued
$520,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	$371,841
	Total Independent Power Producers & Energy Traders	40,523,469
	IT Services — 1.5%
1,090,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15(a)(b)	912,875
	First Data Corp.:
250,000	5.625% due 11/1/11	193,308
2,390,000	9.875% due 9/24/15(b)	1,968,762
	SunGard Data Systems Inc.:
775,000	Senior Notes, 9.125% due 8/15/13	786,625
3,020,000	Senior Subordinated Notes, 10.250% due 8/15/15	3,050,200
	Total IT Services	6,911,770
	Machinery — 0.3%
730,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	646,050
760,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	756,200
	Total Machinery	1,402,250
	Media — 6.9%
	Affinion Group Inc.:
350,000	Senior Notes, 10.125% due 10/15/13	349,563
2,720,000	Senior Subordinated Notes, 11.500% due 10/15/15	2,638,400
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
705,000	Senior Accreting Notes, 12.125% due 1/15/15	363,075
950,000	Senior Notes, 11.750% due 5/15/14	484,500
8,745,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	6,121,500
795,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 9/15/10	727,425
540,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	322,650
850,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	515,313
2,930,000	Charter Communications Inc., 10.875% due 9/15/14(b)	2,900,700
1,390,000	CMP Susquehanna Corp., 9.875% due 5/15/14	966,050
	CSC Holdings Inc.:
	Senior Debentures:
80,000	8.125% due 8/15/09	81,000
225,000	7.625% due 7/15/18	206,438
	Senior Notes:
1,320,000	8.125% due 7/15/09	1,336,500
840,000	7.625% due 4/1/11	834,750
760,000	6.750% due 4/15/12	737,200

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report	9

Schedule of investments (unaudited) continued

March 31, 2008

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FACE AMOUNT	SECURITY	VALUE
	Media — 6.9% continued
$1,416,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	$1,235,460
1,890,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	1,925,437
2,575,000	Historic TW Inc., Senior Notes, 6.625% due 5/15/29	2,421,095
4,270,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	2,786,175
500	ION Media Networks Inc., 11.000% due 7/31/13	141
	R.H. Donnelley Corp.:
1,475,000	Senior Discount Notes, 6.875% due 1/15/13	907,125
1,915,000	Senior Notes, 8.875% due 1/15/16	1,220,812
1,060,000	Sun Media Corp., 7.625% due 2/15/13	1,007,000
	TL Acquisitions Inc.:
1,080,000	Senior Notes, 10.500% due 1/15/15(b)	934,200
1,790,000	Senior Subordinated Notes, step bond to yield 13.249% due 7/15/15(b)	1,288,800
	Total Media	32,311,309
	Metals & Mining — 4.1%
6,320,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	6,722,900
880,000	Metals USA Holdings Corp., 10.729% due 7/1/12(a)(c)	660,000
2,870,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	2,826,950
490,000	Noranda Aluminum Acquisition Corp., 8.738% due 5/15/15(a)(b)(c)	387,100
1,310,000	Noranda Aluminum Holding Corp., Senior Notes, 10.488% due 11/15/14(a)(b)(c)	969,400
2,425,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	2,158,250
3,490,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15(b)	3,315,500
795,000	Steel Dynamics Inc., 7.375% due 11/1/12(b)	806,925
1,695,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	1,500,075
	Total Metals & Mining	19,347,100
	Multiline Retail — 1.5%
3,005,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17(a)	2,644,400
	Neiman Marcus Group Inc.:
150,000	7.125% due 6/1/28	132,000
3,975,000	Senior Subordinated Notes, 10.375% due 10/15/15	3,994,875
	Total Multiline Retail	6,771,275
	Oil, Gas & Consumable Fuels — 8.7%
3,572,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	3,598,790
	Chesapeake Energy Corp., Senior Notes:
2,845,000	6.625% due 1/15/16	2,802,325
140,000	6.500% due 8/15/17	135,800
1,180,000	6.250% due 1/15/18	1,132,800

See Notes to Financial Statements.

10	Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FACE AMOUNT	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 8.7% continued
$570,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	$581,400
666,223	Corral Finans AB, 5.758% due 4/15/10(a)(b)(c)	509,661
	El Paso Corp., Medium-Term Notes:
690,000	7.800% due 8/1/31	711,900
4,965,000	7.750% due 1/15/32	5,124,054
	Enterprise Products Operating LP:
425,000	7.034% due 1/15/68	361,372
1,310,000	Junior Subordinated Notes, 8.375% due 8/1/66	1,276,975
2,500,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	2,443,750
400,000	Forbes Energy Services, 11.000% due 2/15/15(b)	394,000
1,905,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	1,833,562
	Mariner Energy Inc., Senior Notes:
940,000	7.500% due 4/15/13	907,100
555,000	8.000% due 5/15/17	532,800
1,175,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14	1,169,125
1,075,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	1,109,938
	Petroplus Finance Ltd.:
630,000	6.750% due 5/1/14(b)	578,025
1,150,000	Senior Note, 7.000% due 5/1/17(b)	1,032,125
2,905,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15(b)	2,672,600
1,200,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18(b)	1,248,000
600,000	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	637,500
1,325,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14(b)	1,235,562
1,275,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	1,268,625
	Williams Cos. Inc.:
	Notes:
2,580,000	7.875% due 9/1/21	2,808,975
2,780,000	8.750% due 3/15/32	3,224,800
1,125,000	Senior Notes, 7.625% due 7/15/19	1,206,562
	Total Oil, Gas & Consumable Fuels	40,538,126
	Paper & Forest Products — 3.1%
	Abitibi-Consolidated Co. of Canada:
310,000	5.250% due 6/20/08	311,550
2,480,000	13.750% due 4/1/11(b)	2,548,200
	Senior Notes:
410,000	7.750% due 6/15/11	223,450
775,000	8.375% due 4/1/15	403,000

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report	11

Schedule of investments (unaudited) continued

March 31, 2008

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FACE AMOUNT	SECURITY	VALUE
	Paper & Forest Products — 3.1% continued
	Abitibi-Consolidated Inc.:
$1,500,000	6.950% due 4/1/08	$1,500,000
1,030,000	7.875% due 8/1/09	870,350
1,270,000	Debentures, 7.400% due 4/1/18	565,150
570,000	Notes, 8.550% due 8/1/10	330,600
	Appleton Papers Inc.:
125,000	Senior Notes, 8.125% due 6/15/11	120,938
2,410,000	Senior Subordinated Notes, 9.750% due 6/15/14	2,295,525
	NewPage Corp.:
430,000	10.000% due 5/1/12(b)	438,600
3,505,000	Senior Secured Notes, 9.489% due 5/1/12(c)	3,487,475
675,000	Senior Subordinated Notes, 12.000% due 5/1/13	680,062
730,000	Newpage Holding Corp., 11.818% due 11/1/13(a)(c)	616,850
	Total Paper & Forest Products	14,391,750
	Pharmaceuticals — 0.0%
4,870,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(d)(f)	18,263
	Real Estate Investment Trusts (REITs) — 0.4%
75,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	71,625
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
610,000	6.500% due 6/1/16	591,700
1,405,000	6.750% due 4/1/17	1,380,413
	Total Real Estate Investment Trusts (REITs)	2,043,738
	Real Estate Management & Development — 0.6%
1,270,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	685,800
	Realogy Corp.:
450,000	10.500% due 4/15/14	304,875
1,480,000	11.000% due 4/15/14(a)	851,000
2,440,000	Senior Subordinated Notes, 12.375% due 4/15/15	1,098,000
	Total Real Estate Management & Development	2,939,675
	Road & Rail — 2.3%
2,740,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	2,842,750
	Hertz Corp.:
545,000	Senior Notes, 8.875% due 1/1/14	519,112
5,960,000	Senior Subordinated Notes, 10.500% due 1/1/16	5,609,850
	Kansas City Southern de Mexico, Senior Notes:
1,180,000	7.625% due 12/1/13	1,115,100
520,000	7.375% due 3/1/14(b)	481,000

See Notes to Financial Statements.

12	Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FACE AMOUNT	SECURITY	VALUE
	Road & Rail — 2.3% continued
$105,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	$107,100
	Total Road & Rail	10,674,912
	Semiconductors & Semiconductor Equipment — 0.1%
580,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14	456,750
	Software — 0.3%
1,370,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	1,157,650
	Specialty Retail — 0.8%
	AutoNation Inc., Senior Notes:
660,000	6.258% due 4/15/13(c)	544,500
345,000	7.000% due 4/15/14	307,913
1,250,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,025,000
365,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	374,125
	Michaels Stores Inc.:
840,000	11.375% due 11/1/16	663,600
1,120,000	Senior Notes, 10.000% due 11/1/14	985,600
	Total Specialty Retail	3,900,738
	Textiles, Apparel & Luxury Goods — 0.0%
340,000	Simmons Co., Senior Discount Notes, step bond to yield 10.002% due 12/15/14	221,000
	Thrifts & Mortgage Finance — 1.0%
5,500,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27(e)	4,730,000
	Tobacco — 0.4%
	Alliance One International Inc., Senior Notes:
385,000	8.500% due 5/15/12	363,825
1,270,000	11.000% due 5/15/12	1,295,400
	Total Tobacco	1,659,225
	Trading Companies & Distributors — 1.1%
1,140,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16(b)	929,100
2,755,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	2,286,650
2,410,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(b)	2,048,500
	Total Trading Companies & Distributors	5,264,250
	Transportation Infrastructure — 0.4%
	Saint Acquisition Corp.:
1,725,000	Secured Notes, 12.500% due 5/15/17(b)	711,563
2,975,000	Senior Secured Notes, 10.815% due 5/15/15(b)(c)	1,197,437
	Total Transportation Infrastructure	1,909,000
	Wireless Telecommunication Services — 2.8%
1,340,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17(a)(b)	1,159,100
610,000	iPCS Inc., 5.364% due 5/1/13(c)	472,750

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report	13

Schedule of investments (unaudited) continued

March 31, 2008

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FACE AMOUNT	SECURITY	VALUE
	Wireless Telecommunication Services — 2.8% continued
$760,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	$703,000
	Sprint Capital Corp.:
5,550,000	Notes, 8.750% due 3/15/32	4,700,234
3,250,000	Senior Notes, 6.875% due 11/15/28	2,426,957
3,700,000	True Move Co., Ltd., 10.750% due 12/16/13(b)	3,496,500
	Total Wireless Telecommunication Services	12,958,541
	TOTAL CORPORATE BONDS & NOTES (Cost — $476,752,744)	427,484,934
ASSET-BACKED SECURITY — 0.0%
	Diversified Financial Services — 0.0%
9,956,016	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19(d)(e)(f)* (Cost — $10,656,824)	0
COLLATERALIZED MORTGAGE OBLIGATION — 0.2%
1,809,862	Countrywide Home Loan Mortgage Pass Through Trust, 7.081% due 4/20/35(c) (Cost — $1,086,201)	1,067,819
COLLATERALIZED SENIOR LOANS — 2.3%
	Auto Components — 0.4%
2,250,000	Allison Transmission, Term Loan B, 5.746% due 8/7/14(c)	1,983,215
	Containers & Packaging — 0.4%
2,596,502	Berry Plastics Corp., Senior Term Loan, 11.646% due 6/15/14(c)	1,882,464
	Oil, Gas & Consumable Fuels — 1.3%
4,500,000	SandRidge Energy, Term Loan, 8.625% due 4/1/15	4,449,375
1,500,000	Stallion Oilfield Services, Term Loan, 7.611% due 7/31/12(c)	1,335,000
	Total Oil, Gas & Consumable Fuels	5,784,375
	Trading Companies & Distributors — 0.2%
1,060,200	Penhall International Corp., Term Loan, 12.393% due 4/1/12(b)(c)	837,559
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $11,649,626)	10,487,613
SOVEREIGN BOND — 0.7%
	Russia — 0.7%
2,856,500	Russian Federation, 7.500% due 3/31/30(b) (Cost — $3,129,034)	3,293,009
SHARES
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
	Household Durables — 0.0%
4,660,992	Home Interiors & Gifts Inc.(e)(f)*	5
CONSUMER STAPLES — 0.0%
	Food Products — 0.0%
73,499	Aurora Foods Inc.(e)(f)*	0

See Notes to Financial Statements.

14	Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

SHARES	SECURITY	VALUE
MATERIALS — 0.0%
	Chemicals — 0.0%
1	Pliant Corp.(e)(f)*	$0
TELECOMMUNICATION SERVICES — 0.0%
	Diversified Telecommunication Services — 0.0%
3,736	McLeodUSA Inc., Class A Shares(e)(f)*	0
20,125	Pagemart Wireless(e)(f)*	201
	TOTAL TELECOMMUNICATION SERVICES	201
	TOTAL COMMON STOCKS (Cost — $2,167,617)	206
CONVERTIBLE PREFERRED STOCKS — 1.0%
	FINANCIALS — 1.0%
2,790	Bank of America Corp., 7.250%	2,882,070
32,700	Citigroup Inc., 6.500%	1,552,596
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $4,432,120)	4,434,666
PREFERRED STOCKS — 0.5%
CONSUMER DISCRETIONARY — 0.3%
	Automobiles — 0.3%
22,300	Ford Motor Co., 7.400%	313,315
17,100	Ford Motor Co., 8.000%	244,872
1,600	Ford Motor Co., Series F, 7.500%	24,272
900	General Motors Corp., 7.250%	13,284
10,100	General Motors Corp., Senior Notes, 7.250%	152,106
2,600	General Motors Corp., Senior Notes, 7.375%	40,204
31,700	General Motors Corp., Senior Notes, 7.500%	535,730
	Total Automobiles	1,323,783
	Media — 0.0%
4	ION Media Networks Inc., Series B, 12.000%*	6,000
	TOTAL CONSUMER DISCRETIONARY	1,329,783
FINANCIALS — 0.2%
	Diversified Financial Services — 0.0%
3,400	Preferred Plus, Trust Series FRD-1, 7.400%	49,130
8,400	Saturns, Series F 2003-5, 8.125%	120,120
	Total Diversified Financial Services	169,250
	Thrifts & Mortgage Finance — 0.2%
37,200	Federal National Mortgage Association (FNMA), 8.250%	894,661
	TOTAL FINANCIALS	1,063,911
	TOTAL PREFERRED STOCKS (Cost — $2,619,799)	2,393,694

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report	15

Schedule of investments (unaudited) continued

March 31, 2008

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

WARRANTS		SECURITY	VALUE
WARRANTS — 0.0%
1,705		Cybernet Internet Services International Inc., Expires 7/1/09(b)(e)(f)*	$0
2,400		Elyria Foundry Co. LLC, Expires 3/1/15(b)(e)*	0
1,555		GT Group Telecom Inc., Class B Shares, Expires 2/10/10(b)(e)(f)*	0
1,185		IWO Holdings Inc., Expires 1/15/11(b)(e)(f)*	0
1,000		Jazztel PLC, Expires 7/15/10(b)(e)(f)*	0
1,765		Merrill Corp., Class B Shares, Expires 5/1/09(b)(e)(f)*	0
3,510		Viasystems Group Inc., Expires 1/12/10(e)(f)*	0
		TOTAL WARRANTS (Cost — $623,617)	0
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $513,117,582)	449,161,941

FACE AMOUNT†
SHORT-TERM INVESTMENTS — 1.7%
		Repurchase Agreement — 0.7%
3,411,000		Morgan Stanley tri-party repurchase agreement dated 3/31/08, 2.250% due 4/1/08; Proceeds at maturity — $3,411,213; (Fully collateralized by U.S. government agency obligation, 6.000% due 4/18/36; Market value — $3,569,854) (Cost — $3,411,000)	3,411,000
		Sovereign Bonds — 1.0%
		Egypt Treasury Bills:
13,250,000	EGP	Zero coupon bond to yield 7.217% due 11/4/08	2,323,508
12,850,000	EGP	Zero coupon bond to yield 7.231% due 11/11/08	2,249,944
		Total Sovereign Bonds (Cost — $4,572,766)	4,573,452
		TOTAL SHORT-TERM INVESTMENTS (Cost — $7,983,766)	7,984,452
		TOTAL INVESTMENTS — 97.8% (Cost — $521,101,348#)	457,146,393
		Other Assets in Excess of Liabilities — 2.2%	10,513,536
		TOTAL NET ASSETS — 100.0%	$467,659,929

†	Face denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.
(d)	Security is currently in default.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(f)	Illiquid security.
#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
EGP – Egyptian Pound

See Notes to Financial Statements.

16	Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2008

ASSETS:
Investments, at value (Cost — $521,101,348)	$457,146,393
Cash	870
Dividends and interest receivable	12,273,332
Receivable for securities sold	4,225,650
Other assets	289,606
Prepaid expenses	66,269
Total Assets	474,002,120
LIABILITIES:
Payable for securities purchased	5,882,422
Investment management fee payable	316,373
Deferred compensation payable	18,246
Directors’ fees payable	11,806
Accrued expenses	113,344
Total Liabilities	6,342,191
TOTAL NET ASSETS	$467,659,929
NET ASSETS:
Par value ($0.001 par value; 73,927,179 shares issued and outstanding; 500,000,000 shares authorized)	$73,927
Paid-in capital in excess of par value	840,585,911
Undistributed net investment income	2,723,067
Accumulated net realized loss on investments and swap contracts	(311,768,021)
Net unrealized depreciation on investments	(63,954,955)
TOTAL NET ASSETS	$467,659,929
Shares Outstanding	73,927,179
Net Asset Value	$ 6.33

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report	17

Statement of operations (unaudited)

For the Six Months Ended March 31, 2008

INVESTMENT INCOME:
Interest	$ 23,516,613
Dividends	168,967
Total Investment Income	23,685,580
EXPENSES:
Investment management fee (Note 2)	1,976,800
Excise tax	53,634
Directors’ fees	49,902
Stock exchange listing fees	30,084
Audit and tax	20,826
Legal fees	16,100
Shareholder reports	10,376
Insurance	5,116
Transfer agent fees	4,641
Custody fees	4,099
Miscellaneous expenses	6,128
Total Expenses	2,177,706
NET INVESTMENT INCOME	21,507,874
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SWAP CONTRACTS (NOTES 1 AND 3):
Net Realized Gain (Loss) from:
Investment transactions	(6,916,642)
Swap contracts	18,700
Net Realized Loss	(6,897,942)
Change in Net Unrealized Appreciation/Depreciation from Investments	(46,101,292)
Net Loss on Investments and Swap Contracts	(52,999,234)
DECREASE IN NET ASSETS FROM OPERATIONS	$(31,491,360)

See Notes to Financial Statements.

18	Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED MARCH 31, 2008 (unaudited) AND THE YEAR ENDED SEPTEMBER 30, 2007	2008	2007
OPERATIONS:
Net investment income	$ 21,507,874	$ 40,455,743
Net realized gain (loss)	(6,897,942)	6,000,875
Change in net unrealized appreciation/depreciation	(46,101,292)	(11,732,306)
Increase (Decrease) in Net Assets from Operations	(31,491,360)	34,724,312
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(20,699,610)	(41,273,544)
Decrease in Net Assets from Distributions to Shareholders	(20,699,610)	(41,273,544)
DECREASE IN NET ASSETS	(52,190,970)	(6,549,232)
NET ASSETS:
Beginning of period	519,850,899	526,400,131
End of period*	$467,659,929	$519,850,899
* Includes undistributed net investment income of:	$2,723,067	$1,914,803

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report	19

Financial highlights

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED SEPTEMBER 30, UNLESS OTHERWISE NOTED:

	2008[1,2]	2007[2]	2006[2]	2005[2]	2004[2]	2003[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.03	$7.12	$7.15	$7.28	$7.08	$6.10
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.29	0.55	0.54	0.52	0.56	0.63
Net realized and unrealized gain (loss)	(0.71)	(0.08)	(0.07)	(0.10)	0.24	1.03
Total income (loss) from operations	(0.42)	0.47	0.47	0.42	0.80	1.66
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.56)	(0.50)	(0.55)	(0.57)	(0.61)
Return of capital	—	—	—	—	(0.03)	(0.07)
Total distributions	(0.28)	(0.56)	(0.50)	(0.55)	(0.60)	(0.68)
NET ASSET VALUE, END OF PERIOD	$6.33	$7.03	$7.12	$7.15	$7.28	$7.08
MARKET PRICE, END OF PERIOD	$5.66	$6.47	$6.37	$6.29	$6.83	$7.09
Total return based on NAV[3,4]	(5.67)%	7.29%	7.98%	6.69%[5]	12.05%	28.67%
Total return, based on Market Price[4]	(8.35)%	10.37%	9.82%	0.04%	4.97%	31.00%
NET ASSETS, END OF PERIOD (MILLIONS)	$468	$520	$526	$529	$538	$523
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.88%[6]	0.85%[7]	0.90%	1.25%	1.26%	1.28%
Net expenses	0.88 [6]	0.85 [7,8]	0.90 [8]	1.25	1.26	1.28
Net investment income	8.70 [6]	7.55	7.62	7.07	7.73	9.46
PORTFOLIO TURNOVER RATE	28%	56%	65%	22%	31%	37%

[1]	For the six months ended March 31, 2008 (unaudited).
[2]	Per share amounts have been calculated using the average shares method.
[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
[6]	Annualized.
[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.84%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek high current income. Capital appreciation is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Credit default swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide

Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report	21

Notes to financial statements (unaudited) continued

a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are recorded as realized gain or loss on the Statement of Operations.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) Credit and market risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

22	Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report

(f) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset Limited provides certain advisory services for the Fund relating to currency transactions and investments in non-dollar denominated debt securities. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a sub-advisory fee of 0.30% on the assets managed by Western Asset Limited.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested directors (“Directors”) to defer the

Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

receipt of all or a portion of the directors’ fees earned until a later date specified by the Directors. The deferred balances are reported in the Statement of Operations under Directors’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change will have no effect on fees previously deferred. As of March 31, 2008, the Fund had accrued $18,246 as deferred compensation payable.

Certain officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended March 31, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$131,680,805
Sales	136,277,357

At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$ 8,529,234
Gross unrealized depreciation	(72,484,189)
Net unrealized depreciation	$(63,954,955)

4. Capital loss carryforward

On September 30, 2007, the Fund had a net capital loss carryforward of approximately $303,083,227, of which $27,749,619 expires in 2008, $69,256,717 expires in 2009, $141,417,884 expires in 2010, $62,116,725 expires in 2011 and $2,542,282 expires in 2012. This amount will be available to offset like amounts of any future taxable gains.

5. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The

24	Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report

Fund will implement the disclosure requirements beginning with its December 31, 2008 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Western Asset High Income Opportunity Fund Inc. 2008 Semi-Annual Report	25

Board approval of management and subadvisory agreements (unaudited)

Background

The Investment Company Act of 1940 (the “1940 Act”) requires that the Board of Directors (the “Board”) of Western Asset High Income Opportunity Fund, Inc.(the “Fund”), including a majority of its members that are not considered to be “interested persons” under the 1940 Act (the “Independent Directors”) voting separately, approve the continuation of the investment management contract (the “Management Agreement”) with the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the sub-advisory agreements (the “Sub-Advisory Agreements”) with the Manager’s affiliates, Western Asset Management Company (“Western Asset”) and Western Asset Management London (together with Western Asset, the “Subadviser”), on an annual basis. At a meeting (the “Contract Renewal Meeting”) held in-person on November 13 and 14, 2007, the Board, including the Independent Directors, considered and approved continuation of each of the Management Agreement and Sub-Advisory Agreements for an additional one-year term. To assist in its consideration of the renewals of the Management Agreement and Sub-Advisory Agreements, the Board received and considered a variety of information about the Manager and Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board (the “Contract Renewal Information”), certain portions of which are discussed below. A presentation made by the Manager and Subadviser to the Board at the Contract Renewal Meeting in connection with its evaluations of the Management Agreement and Sub-Advisory Agreements encompassed the Fund and all the funds for which the Board has responsibility. In addition to the Contract Renewal Information, including information presented by management at the Contract Renewal Meeting, the Board received performance and other information throughout the year related to the respective services rendered by the Manager and the Subadviser to the Fund. The Board’s evaluation took into account the information received throughout the year and also reflected the knowledge and familiarity gained as Board members of the Fund and other funds in the same complex with respect to the services provided to the Fund by each of the Manager and Subadviser.

The discussion below covers both advisory and administrative functions being rendered by the Manager, each such function being encompassed by the Management Agreement, and the investment advisory function being rendered by the Subadviser.

Board Approval of Management Agreement and Sub-Advisory Agreements

In its deliberations regarding renewal of the Management Agreement and Sub-Advisory Agreements, the Fund’s Board, including the Independent Directors, considered the factors below.

26	Western Asset High Income Opportunity Fund Inc.

Nature, Extent and Quality of the Services under the Management Agreement and Sub-Advisory Agreements

The Board received and considered Contract Renewal Information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board also reviewed Contract Renewal Information regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the Contract Renewal Information and the Board’s discussions with the Manager and Western Asset at the Contract Renewal Meeting, the financial resources available to the parent organization of the Manager and Subadviser, Legg Mason, Inc. (“Legg Mason”).

The Board considered the responsibilities of the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreements, respectively, including the Manager’s coordination and oversight of services provided to the Fund by the Subadviser and others. The Board also considered the brokerage policies and practices of the Manager and Subadviser, the standards applied in seeking best execution, the policies and practices of the Manager and Subadviser regarding soft dollars, the use of a broker affiliated with the Manager or the Subadviser, and the existence of quality controls applicable to brokerage allocation procedures. In addition, the Manager also reported generally to the Board on, among other things, its business plans, recent organizational changes, including Legg Mason’s plans to address the pending retirement of its Chief Executive Officer, and the compensation plan for the Fund’s portfolio managers.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Management Agreement and the Sub-Advisory Agreements have been satisfactory under the circumstances.

Fund Performance

The Board received and considered performance information and analyses (the “Lipper Performance Information”) for the Fund, as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Performance Universe consisted of the Fund and all closed-end nonleveraged high current yield funds, as classified by Lipper, regardless of asset size or primary

Western Asset High Income Opportunity Fund Inc.	27

Board approval of management and subadvisory agreements (unaudited) continued

distribution channel. The Board noted that it had received and discussed with the Manager and Subadviser information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark(s) and, at the Board’s request, its peer funds as selected by Lipper. The Performance Universe consisted of four funds for the 1-year period ended June 30, 2007 and three funds for the 3-, 5- and 10-year periods ended June 30, 2007.

The Lipper Performance Information comparing the Fund’s performance to that of the Performance Universe based on net asset value per share showed, among other things, that the Fund’s performance for the 1-year period ended June 30, 2007 was ranked first among the four funds in the Performance Universe for that period and the Fund’s performance for each of the 3-, 5- and 10-year periods ended June 30, 2007 was ranked third among the three funds in the Performance Universe for that period. The Manager noted that the small number of funds in the Performance Universe, which included other funds managed by Western Asset, made meaningful comparisons difficult. The Board also considered the Fund’s performance in relation to its benchmark(s) and in absolute terms.

Based on its review, which included consideration of all of the factors noted above, the Board concluded that, under the circumstances, the Fund’s performance supported continuation of the Management Agreement and Sub-advisory Agreements for an additional period not to exceed one year.

Management Fees and Expense Ratios

The Board reviewed and considered the management fee (the “Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Additionally, the Board received and considered information and analyses prepared by Lipper (the “Lipper Expense Information”) comparing the Management Fee and the Fund’s overall expenses with those of funds in an expense universe (the “Expense Universe”) selected and provided by Lipper for the 1-year period ended June 30, 2007. The Expense Universe consisted of the Fund and three other closed-end nonleveraged high current yield funds, as classified by Lipper. The four funds in the Expense Universe had assets ranging from $54.5 million to the Fund’s $524 million.

The Lipper Expense Information comparing the Management Fee as well as the Fund’s actual total expenses to the Fund’s Expense Universe showed that the Management Fee on a contractual basis was ranked second among the four funds in the Expense Universe; the Management Fee on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by the Manager and

28	Western Asset High Income Opportunity Fund Inc.

managers of the other funds in the Expense Universe) was ranked first among the funds in the Expense Universe; and the Fund’s actual total expenses ranked second among the funds in the Expense Universe. The Manager noted that the small number of funds in the Expense Universe, which included two other funds managed by Western Asset, made meaningful comparisons difficult.

The Board also reviewed Contract Renewal Information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts. The Board was advised that the fees paid by such other clients generally are lower, and may be significantly lower, than the Management Fee. The Contract Renewal Information discussed the significant differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Contract Renewal Information included an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a proposed framework of fees based on asset classes.

Taking all of the above into consideration, the Board determined that the Management Fee and the sub-advisory fee were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager Profitability

The Board, as part of the Contract Renewal Information, received an analysis of the profitability to the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received Contract Renewal Information with respect to the Manager’s revenue and cost allocation methodologies used in preparing such profitability data, together with a report from an outside consultant that had reviewed the Manager’s methodologies. The profitability to the Subadviser was not considered to be a material factor in the Board’s considerations since the Subadviser’s fee is paid by the Manager, not the Fund. The Board did not consider profitability to be such as to support a determination against continuation of the Management Agreement and Sub-Advisory Agreements but determined that profitability to the Manager in providing services to the Fund merited continued monitoring at current levels, even though the profitability analysis presented to the Board indicated that profitability to the Manager had decreased over the period covered by the analysis. The Board noted that the Manager had implemented a new revenue and cost allocation methodology in 2007 which was used in preparing the profitability analysis presented at the Contract Renewal Meeting and that the methodology was subject to further review and refinement.

Western Asset High Income Opportunity Fund Inc.	29

Board approval of management and subadvisory agreements (unaudited) continued

Economies of Scale

The Board received and discussed Contract Renewal Information concerning whether the Manager realizes economies of scale if the Fund’s assets grow. The Board noted that because the Fund is a closed-end Fund with no current plans to seek additional assets beyond maintaining its dividend reinvestment plan, any significant growth in its assets generally will occur through appreciation in the value of the Fund’s investment portfolio, rather than sales of additional shares in the Fund. The Board noted further that the Management Fee, according to the Lipper Expense Information, was ranked second among the funds in the Expense Universe on a contractual basis and first on an actual basis. The Board determined that the Management Fee structure was appropriate under present circumstances.

Other Benefits to the Manager and the Subadviser

The Board considered other benefits received by the Manager, the Subadviser and its affiliates as a result of their relationship with the Fund, including the opportunity to obtain research services from brokers who effect Fund portfolio transactions.

* * * * * *

In light of all of the foregoing, the Board determined that, under the circumstances, continuation of the Management Agreement and Sub-Advisory Agreements would be consistent with the interests of the Fund and its shareholders and unanimously voted to continue each Agreement for a period of one additional year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve continuation of the Management Agreement and Sub-Advisory Agreements, and each Board member attributed different weights to the various factors. The Independent Directors were advised by separate independent legal counsel throughout the process. Prior to the Contract Renewal Meeting, the Board received a memorandum discussing its responsibilities in connection with the proposed continuation of the Management Agreement and Sub-Advisory Agreements from Fund counsel and the Independent Directors separately received a memorandum discussing such responsibilities from their independent counsel. Prior to voting, the Independent Directors also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager were present.

30	Western Asset High Income Opportunity Fund Inc.

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of the Fund was held on February 28, 2008, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the Meeting.

Election of directors

NOMINEES	Votes For	Votes Withheld
Carol L. Colman	57,788,086	5,899,226
Daniel P. Cronin	57,807,134	5,880,178
Jeswald W. Salacuse	62,731,176	956,136

At April 30, 2008, in addition to Carol L. Colman, Daniel P. Cronin and Jeswald W. Salacuse, the other Directors of the Fund were as follows:

Paolo M. Cucchi

Leslie H. Gelb

R. Jay Gerken

William R. Hutchinson

Riordan Roett

Western Asset High Income Opportunity Fund Inc.	31

Dividend reinvestment plan (unaudited)

Under the Fund’s Dividend Reinvestment Plan (“Plan”), a shareholder whose shares of common stock are registered in his own name will have all distributions from the Fund reinvested automatically by American Stock Transfer & Trust Company (“AST”), as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in “street name”) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of AST as dividend paying agent.

The number of shares of common stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. When the market price of the common stock is equal to or exceeds the net asset value (“NAV”) per share of the common stock on the determination date (generally, the record date for the distribution), the Plan participants will be issued shares of common stock by the Fund at a price equal to the greater of NAV determined as described below or 95% of the market price of the common stock.

If the market price of the common stock is less than the NAV of the common stock at the time of valuation (which is the close of business on the determination date) AST will buy common stock in the open market, on the stock exchange or elsewhere, for the participants’ accounts. If following the commencement of the purchases and before AST has completed its purchases, the market price exceeds the NAV of the common stock as of the valuation time, AST will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) NAV as of the valuation time or (b) 95% of the then current market price. In this case, the number of shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent AST is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by AST may exceed the NAV of the common stock as of the valuation time, resulting in the acquisition of fewer shares than if the distribution had been paid in common stock issued by the Fund at such net asset value. AST will begin to purchase common stock on the open market as soon as practicable after the determination date for distributions, but in no event shall such purchases continue later than 30 days after the payment date for such distribution, or the record date for a succeeding distribution, except when necessary to comply with applicable provisions of the federal securities laws.

AST maintains all shareholder accounts in the Plan and furnishes written confirmation of all transactions in each account, including information needed by a

32	Western Asset High Income Opportunity Fund Inc.

shareholder for personal and tax records. The automatic reinvestment of distributions will not relieve Plan participants of any income tax that may be payable on the distributions. Common stock in the account of each Plan participant will be held by AST in uncertificated form in the name of each Plan participant.

Plan participants are subject to no charge for reinvesting distributions under the Plan. AST’s fees for handling the reinvestment of distributions will be paid by the Fund. No brokerage charges apply with respect to shares of common stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of any brokerage commissions actually incurred with respect to any open market purchases made under the Plan.

Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the distributions. The Plan also may be amended or terminated by AST, with the Fund’s prior written consent, on at least 30 days’ written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to American Stock Transfer & Trust Company, 59 Maiden Lane, New York, New York 10038 or by telephone at 1-877-366-6441.

Western Asset High Income Opportunity Fund Inc.	33

Western Asset High Income Opportunity Fund Inc.

Directors	Investment manager
Carol L. Colman	Legg Mason Partners Fund
Daniel P. Cronin	Advisor, LLC
Paolo M. Cucchi
Leslie H. Gelb
R. Jay Gerken, CFA	Subadvisers
Chairman	Western Asset Management
William R. Hutchinson	Company
Riordan Roett	Western Asset Management
Jeswald W. Salacuse	Company Limited

Officers	Custodian
R. Jay Gerken, CFA	State Street Bank and Trust
President and Chief Executive	Company
Officer	225 Franklin Street
Boston, Massachusetts 02110
Kaprel Ozsolak
Chief Financial Officer and Treasurer	Transfer agent
American Stock Transfer &
Ted P. Becker	Trust Company
Chief Compliance Officer	59 Maiden Lane
New York, New York 10038
Robert I. Frenkel
Secretary and Chief Legal Officer
Independent registered public
Thomas C. Mandia	accounting firm
Assistant Secretary	KPMG, LLP
345 Park Avenue
Steven Frank	New York, New York 10154
Controller
Legal counsel
Albert Laskaj	Simpson Thacher & Bartlett LLP
Controller	425 Lexington Avenue
New York, New York 10017
Western Asset High Income
Opportunity Fund Inc.
55 Water Street	New York Stock Exchange Symbol
New York, NY 10041	HIO

Western Asset High Income Opportunity Fund Inc.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.
55 Water Street
New York, New York 10041

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset High Income Opportunity Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

American Stock
Transfer & Trust Company
59 Maiden Lane
New York, New York 10038

WAS04035 5/08 SR08-567

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLOCIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a) (1)	Not Applicable.
Exhibit 99.CODE ETH

	(a) (2)	Certifications pursuant to section 302 of the Sarbanes-Oxle Act of 2002 attached hereto.

Exhibit 99.CERT

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Western Asset High Income Opportunity Fund Inc.

Date:	June 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Western Asset High Income Opportunity Fund Inc.

Date:	June 2, 2008

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Western Asset High Income Opportunity Fund Inc.

Date:	June 2, 2008